Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
Subsequent events

27. Subsequent events

(1)   Investment in Unknown Worlds

        In February 2013, the Group increased the equity interest in Unknown Worlds from 40% to 60%. Due to the timing of the closing, the Company has not completed the purchase accounting for this transaction as of the date the financial statements were issued.

(2)   Increase investment in venture capital fund

        In March 2013, the Group increased its committed capital for an additional RMB396.0 million into the VC Fund, and the investment term was changed to 12 years. The VC Fund intends to invest the additional capital received into another private equity fund (the "PE Fund") as one of its limited partners. To the knowledge of the Group, the PE Fund will primarily focus on investing in mature companies in the consumer and retail, financial services, health care, TMT, energy and natural resources, and high value-added manufacturing industries in China.

(3)   Dividend distribution

        On March 10, 2013, the Company's board of directors declared an annual cash dividends in the aggregate amount of approximately US$22 million to its shareholders of record as of the close of business on April 8, 2013, at US$0.09 per Class A or Class B ordinary share, or US$0.45 per ADS, each representing five Class B ordinary shares of the Company. The dividends were distributed in cash on April 15, 2013.

(4)   Repayment of short-term bank loan

        On April 3, 2013, the Group repaid in full amount US$95,000,000 short-term bank loan obtained in March 2012 (see Note 14). RMB658,715,750 pledged to secure this bank loan was released accordingly.

(5)   Short-term bank loan

        On April 8, 2013, the Group entered into a loan agreement with a bank whereby the Group effectively pledged certain time deposits with a total amount of RMB161.0 million to secure a bank loan, totaling US$25.0 million carrying a floating rate of interest based on 3-month LIBOR plus 1%. The bank loan will be repaid on or before April 8, 2014.